Restrictions On Cash	12 Months Ended
Dec. 31, 2011
Restrictions On Cash [Abstract]
Restrictions On Cash
(2)	Restrictions on Cash

To comply with Federal Reserve regulations, the Company is required to maintain certain average reserve balances. The daily average reserve requirements were approximately $2,694 and $4,731 for the weeks including December 31, 2011 and 2010, respectively.